Short term investments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Short term investments
Other short-term investments	R$ 57.4	R$ 193.8
Investment funds	978.7	137.4
Total short-term investments	R$ 1,036.1	R$ 331.2
CDI - Interbank Deposit Certificate rate
Short term investments
Accumulated average interest rate of debentures	103.50%